Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2019	December 31, 2018
Office equipment and furniture	$21,755	$14,567
Leasehold improvements	$11,192	$-
Less: accumulated depreciation	$(10,333)	$(4,991)
Plant and equipment, net	$22,614	$9,576